UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3121

EquiTrust Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA	50266-5997
(Address of principal executive offices)	(Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515/225-5400

Date of fiscal year end: July 31, 2008

Date of reporting period: July 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Reports to Stockholders.

EquiTrust Money Market Fund, Inc.

Annual Report

July 31, 2008

5400 University Avenue

West Des Moines, IA 50266

1-877-860-2904

1-515-225-5586

www.equitrust.com

This report is not to be distributed unless preceded or accompanied by a current prospectus.

Shareholder Account Access now available at www.equitrust.com

737-128(08)

PRESIDENT’S LETTER

Dear Shareholders:

The interest rates offered by money market funds are closely related to the target rates set by the Federal Open Market Committee (“FOMC”). The FOMC meets several times throughout the year to determine the target Fed Funds rate, or overnight lending rates between banks. Through July 31, 2008, the Fed Funds rates have been lowered to 2.00%. The FOMC has held rates steady since April due to the uncertainty surrounding the state of the US economy. While growth has remained subdued over the past year, rising inflation continues to threaten price stability. During the first quarter of 2008, the FOMC used emergency authorities to establish two new lending facilities. These facilities serve as a liquidity backstop for financial institutions in order to increase credit availability to the broader economy. Financial markets and many financial institutions remain under considerable pressure, in part due to the unrest in the housing and related mortgage securities markets. The FOMC has indicated that they expect below-trend economic growth throughout the remainder of 2008, with a slow recovery over the next two years. The FOMC notes uncertainty in their forecasts and that downside risks remain prevalent. The market is currently anticipating the Fed will hold rates steady throughout the rest of this year to balance the risks of higher inflation and depressed growth. The EquiTrust Money Market Fund had a 7-day yield of 0.74% on July 31, 2008.

Money market funds play an important role in any portfolio, allowing investors to participate in upward movements in rates immediately due to the short maturities of the investments. They offer relatively low risk and serve as a liquid haven for short-term investments and emergency cash reserves. The liquidity of money market funds also allows an investor the opportunity to transfer into a portfolio of stock and bond funds using dollar cost averaging techniques. The draft-writing privilege of the EquiTrust Money Market Fund, Inc. (the “Fund”) is an additional enhancement to the preservation of capital and liquidity.

We appreciate your investment in the Fund and we take seriously our task of seeking to grow and maintain that investment. Thank you for your continued support of the Fund.

Craig A. Lang

President

September 15, 2008

An investment in the Money Market Portfolio is neither insured nor guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

Past performance is not a guarantee of future results.

PORTFOLIO HOLDINGS

July 31, 2008

by Asset Type

*	This category includes cash, receivables, prepaid expenses and other assets, less liabilities.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on February 1, 2008 and held until July 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The Fund also charges individual shareholders with certain retirement and savings accounts an annual fee of $20 per year for fiduciary expenses regardless of the number of accounts held. These shareholders should divide the annual fee by the number of accounts owned and reduce their ending account value and increase their expenses by that portion of the annual fee (adjusted for a one-half year period) to estimate total ongoing expenses.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund also charges individual shareholders with certain retirement and savings accounts an annual fee of $20 per year for fiduciary expenses regardless of the number of accounts held. These shareholders should divide the annual fee by the number of accounts owned and reduce their ending account value and increase their expenses by that portion of the annual fee (adjusted for a one-half year period) to estimate total ongoing expenses.

	Beginning Account Value 2/1/2008	Ending Account Value 7/31/2008	Expenses Paid During Period* 2/1/2008 - 7/31/2008
Actual	$1,000.00	$1,005.39	$6.76
Hypothetical	$1,000.00	$1,018.25	$6.81
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.36%, multiplied by the average account value over the period, multiplied by 182 days and divided by 366 to reflect the one-half year period.

EQUITRUST MONEY MARKET FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2008

ASSETS
Investments in securities, at value (equivalent to amortized cost)	$16,875,151
Cash	108,813
Receivables:
Accrued interest	7,208
Fund shares sold	14,796
Prepaid expenses and other assets	2,199

Total Assets	17,008,167

LIABILITIES
Payable to EquiTrust Investment Management Services, Inc.	12,171
Accrued expenses	13,863

Total Liabilities	26,034

NET ASSETS	$16,982,133

ANALYSIS OF NET ASSETS
Capital stock (500,000,000 shares authorized, $0.001 par value)	$16,982
Paid-in capital	16,965,151

NET ASSETS	$16,982,133

Shares issued and outstanding as of July 31, 2008	16,982,133
NET ASSET VALUE PER SHARE	$1.000

See accompanying notes.

EQUITRUST MONEY MARKET FUND, INC.

STATEMENT OF OPERATIONS

Year Ended July 31, 2008

INVESTMENT INCOME
Interest	$694,175
EXPENSES
Paid to EquiTrust Investment Management Services, Inc.:
Investment advisory and management fees	48,385
Shareholder service, transfer and dividend disbursing agent fees	68,379
Accounting fees	9,677
Custodian fees	41,151
Professional fees	21,392
Directors’ fees and expenses	29,926
Reports to shareholders	22,495
Registration fees	17,019
Miscellaneous	5,036

Total Expenses	263,460
Fees paid indirectly	(1,676)

Net Expenses	261,784

Net Increase in Net Assets Resulting from Operations	$432,391

See accompanying notes.

EQUITRUST MONEY MARKET FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2008	Year Ended July 31, 2007
OPERATIONS
Net investment income	$432,391	$673,749

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income	(432,391)	(673,749)

CAPITAL SHARE TRANSACTIONS	(554,833)	66,209

Total Increase (Decrease) in Net Assets	(554,833)	66,209

NET ASSETS
Beginning of year	17,536,966	17,470,757

End of year	$16,982,133	$17,536,966

See accompanying notes.

EQUITRUST MONEY MARKET FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2008

	Annualized Yield on Purchase Date	Principal Amount	Value

SHORT-TERM INVESTMENTS (99.37%)
COMMERCIAL PAPER (21.05%)
INSURANCE CARRIERS (4.86%)
Prudential Funding, LLC, due 08/04/08	2.269%	$300,000	$300,000
Prudential Funding, LLC, due 08/25/08	2.319	275,000	275,000
Prudential Funding, LLC, due 08/26/08	2.257	250,000	250,000

			825,000

NON-DEPOSITORY CREDIT INSTITUTIONS (11.78%)
American Express Credit Corp., due 08/13/08	2.531	300,000	300,000
American Express Credit Corp., due 08/18/08	2.459	250,000	250,000
American Express Credit Corp., due 09/16/08	2.429	300,000	300,000
American General Finance Corp., due 08/08/08	2.561	300,000	300,000
General Electric Capital Corp., due 08/19/08	2.338	300,000	300,000
General Electric Capital Corp., due 09/15/08	2.379	300,000	300,000
General Electric Capital Corp., due 09/26/08	2.329	250,000	250,000

			2,000,000

PETROLEUM AND COAL PRODUCTS (4.41%)
Chevron Corp., due 08/06/08	2.184	250,000	250,000
Chevron Corp., due 08/07/08	2.053	250,000	250,000
Chevron Corp., due 08/21/08	2.155	250,000	250,000

			750,000

Total Commercial Paper (Cost $3,575,000)			3,575,000

UNITED STATES GOVERNMENT AGENCIES (78.32%)
Federal Home Loan Bank, due 08/01/08	2.198	325,000	325,000
Federal Home Loan Bank, due 08/05/08	2.126	500,000	499,884
Federal Home Loan Bank, due 08/06/08	2.158	1,075,000	1,074,682
Federal Home Loan Bank, due 08/13/08	2.161	300,000	299,787
Federal Home Loan Bank, due 08/27/08	2.218	450,000	449,290
Federal Home Loan Bank, due 08/28/08	2.341	278,000	277,519
Federal Home Loan Bank, due 09/19/08	2.463	300,000	299,011
Federal Home Loan Bank, due 09/24/08	2.289	350,000	348,819
Federal Home Loan Bank, due 09/29/08	2.320	350,000	348,692
Federal Home Loan Mortgage Corp., due 08/04/08	2.140	375,000	374,934
Federal Home Loan Mortgage Corp., due 08/07/08	2.219	300,000	299,891
Federal Home Loan Mortgage Corp., due 08/11/08	2.150	300,000	299,823
Federal Home Loan Mortgage Corp., due 08/15/08	2.204	600,000	599,493
Federal Home Loan Mortgage Corp., due 08/22/08	2.248	250,000	249,677
Federal Home Loan Mortgage Corp., due 08/29/08	2.220	275,000	274,533
Federal Home Loan Mortgage Corp., due 09/02/08	2.302	325,000	324,345
Federal Home Loan Mortgage Corp., due 09/03/08	2.311	250,000	249,479
Federal Home Loan Mortgage Corp., due 09/08/08	2.221	300,000	299,308
Federal Home Loan Mortgage Corp., due 09/10/08	2.269	300,000	299,256
Federal Home Loan Mortgage Corp., due 09/22/08	2.382	300,000	298,985
Federal Home Loan Mortgage Corp., due 09/25/08	2.331	250,000	249,125
Federal Home Loan Mortgage Corp., due 10/14/08	2.415	500,000	497,564
Federal Home Loan Mortgage Corp., due 10/15/08	2.425	350,000	348,264
Federal National Mortgage Assoc., due 08/12/08	2.198	325,000	324,785

EQUITRUST MONEY MARKET FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2008

	Annualized Yield on Purchase Date	Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
UNITED STATES GOVERNMENT AGENCIES (continued)
Federal National Mortgage Assoc., due 08/14/08	2.187%	$300,000	$299,766
Federal National Mortgage Assoc., due 08/20/08	2.131	549,000	548,392
Federal National Mortgage Assoc., due 08/29/08	2.249	275,000	274,526
Federal National Mortgage Assoc., due 09/04/08	2.239	225,000	224,532
Federal National Mortgage Assoc., due 09/05/08	2.157	300,000	299,381
Federal National Mortgage Assoc., due 09/09/08	2.096	350,000	349,218
Federal National Mortgage Assoc., due 09/11/08	2.177	350,000	349,146
Federal National Mortgage Assoc., due 09/12/08	2.402	350,000	349,035
Federal National Mortgage Assoc., due 09/17/08	2.339	325,000	324,024
Federal National Mortgage Assoc., due 09/18/08	2.258	400,000	398,815
Federal National Mortgage Assoc., due 09/23/08	2.382	300,000	298,966
Federal National Mortgage Assoc., due 10/01/08	2.241	350,000	348,694
Federal National Mortgage Assoc., due 10/06/08	2.548	325,000	323,510

Total United States Government Agencies (Cost $13,300,151)			13,300,151

Total Short-Term Investments (Cost $16,875,151)			16,875,151

OTHER ASSETS LESS LIABILITIES (0.63%)
Cash, receivables, prepaid expense and other assets, less liabilities			106,982

Total Net Assets (100.00%)			$16,982,133

See accompanying notes.

EQUITRUST MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2008

1.	Significant Accounting Policies

Organization

EquiTrust Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company or mutual fund.

Security Valuation

The Fund values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Fund.

Income and Investment Transactions

The Fund records investment transactions on the trade date. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost. Interest income is recognized on an accrual basis. Discounts on investments purchased are amortized over the life of the respective investments.

Distributions to Shareholders

All of the Fund’s net investment income and any realized gains on portfolio investments are declared as dividends daily to shareholders of record as of the preceding business day.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Fund’s organizational documents, its present and past officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. At the discretion of the Board of Directors, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

New Accounting Pronouncements

Effective August 1, 2007, the Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not determined to meet the more-likely-than-not threshold would be recorded as a benefit or expense in the current year. The adoption of FIN 48 during the current fiscal year resulted in no impact to the financial statements. The fund is no longer subject to U.S. federal and state income tax examinations by tax authorities for tax prior to 2005.

In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those financial statements. As of July 31, 2008, the Fund does not anticipate the adoption of SFAS 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

EQUITRUST MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

2.	Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

At July 31, 2008, the components of net assets on a tax basis were the same for financial reporting purposes.

3.	Management Contract and Transactions with Affiliates

The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. (“EquiTrust Investment”) relating to the management of the Fund and the investment of its assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) investment advisory and management fees, which are based on the Fund’s average daily net assets, currently at an annual rate of 0.25%; (2) shareholder service, transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by EquiTrust Investment, plus an annual per account charge of $9.03; and (3) accounting fees, which are based on the Fund’s average daily net assets at an annual rate of 0.05%, with a maximum annual expense of $30,000.

Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., the indirect parent of EquiTrust Investment, and other affiliated entities. At July 31, 2008, FBL Financial Group, Inc. and its affiliated companies owned 2,039,085 shares, 12.01%, of the Fund.

4.	Expense Offset Arrangements

The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian’s fees through credits earned by the Fund’s cash on deposit with the bank. Such deposit agreement is an alternative to overnight investments. Custodian fees have been adjusted to reflect amounts that would have been paid without this agreement. A corresponding adjustment was made to fees paid indirectly in the statement of operations.

5.	Capital Share Transactions

Transactions in Capital stock were as follows:

	Year Ended July 31, 2008		Year Ended July 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	85,995,044	$85,995,044	83,359,772	$83,359,772
Shares issued in reinvestment of dividends and distributions	431,052	431,052	672,039	672,039
Shares redeemed	(86,980,929)	(86,980,929)	(83,965,602)	(83,965,602)

Net Increase (Decrease)	(554,833)	$(554,833)	66,209	$66,209

EQUITRUST MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

6.	Dividends to Shareholders

Dividends from net investment income are declared daily and are payable on the last business day of the month. Dividends for the year ended July 31, 2008 were paid as follows:

Payable Date
August 31, 2007	$0.0031
September 28, 2007	0.0028
October 31, 2007	0.0032
November 30, 2007	0.0027
December 31, 2007	0.0026
January 31, 2008	0.0024
February 29, 2008	0.0015
March 31, 2008	0.0012
April 30, 2008	0.0008
May 30, 2008	0.0006
June 30, 2008	0.0006
July 31, 2008	0.0006

Total Dividends Per Share	$0.0221

The tax character of dividends to shareholders during the years ended July 31, 2008 and July 31, 2007 was the same as for financial reporting purposes.

EQUITRUST MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations:
Net investment income	0.022	0.038	0.027	0.009	0.003

Total from investment operations	0.022	0.038	0.027	0.009	0.003

Less Distributions:
Dividends (from net investment income)	(0.022)	(0.038)	(0.027)	(0.009)	(0.003)

Total distributions	(0.022)	(0.038)	(0.027)	(0.009)	(0.003)

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return:
Total investment return based on net asset value (1)	2.24%	3.86%	2.78%	0.93%	0.25%
Ratios/Supplemental Data:
Net assets, end of period ($000’s omitted)	$16,982	$17,537	$17,471	$15,909	$17,094
Ratio of total expenses to average net assets	1.36%	1.43%	1.54%	1.50%	1.42%
Ratio of net expenses to average net assets	1.35%	1.41%	1.50%	1.32%	0.77%
Ratio of net investment income to average net assets	2.23%	3.79%	2.75%	0.91%	0.25%
Information assuming no voluntary reimbursement by EquiTrust Investment of excess operating expenses (2):
Per share net investment income	$0.022	$0.038	$0.027	$0.007	$(0.004)
Amount reimbursed	$—	$—	$6,792	$30,152	$114,385

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year, and redemption on the last day of the year.

(2) EquiTrust Investment has reimbursed the Fund for its total annual expenses (excluding brokerage, interest, taxes and extraordinary expenses) in excess of 1.50% of the Fund’s average daily net assets. For the years ended July 31, 2007 and 2008 there were no reimbursements.

See accompanying notes.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders

EquiTrust Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of EquiTrust Money Market Fund, Inc. as of July 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EquiTrust Money Market Fund, Inc. at July 31, 2008, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa

September 9, 2008

OFFICERS AND DIRECTORS

Name, Address and Age	Position(s) Held with Fund	Term of Office & Length of Time Served (1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Interested Persons (2)
Craig A. Lang (57)	President and Director	Since 2002	Chairman and Director, FBL Financial Group, Inc. Mr. Lang serves as an officer and/or director/trustee of various affiliates of the foregoing. Dairy Farmer; past Chairman, Grow Iowa Values Fund; past Director, Iowa Department of Economic Development, Cattlemen’s Beef Board and Growmark, Inc.	13	Director, Farm Bureau Bank (San Antonio, Texas); Director, Iowa Telecommunications Services, Inc. (Newton, Iowa); Member, Iowa Board of Regents
James W. Noyce (53)	Vice President and Director	Since 1996 Since 2007	Chief Executive Officer and Class A Director, FBL Financial Group, Inc. Mr. Noyce serves as an officer and/or director/trustee of various affiliates of the foregoing.	13	Director, American Equity Investment Life Insurance Company, Berthel Fisher & Company, Inc. and Berthel Fisher & Company Financial Services, Inc.
Dennis M. Marker (57)	Chief Executive Officer	Since 1982	Vice President – Investment Administration, FBL Financial Group, Inc. Mr. Marker serves as an officer and/or director of various affiliates of the foregoing.
James P. Brannen (46)	Chief Financial Officer and Treasurer	Since 2007	Chief Financial Officer and Chief Administrative Officer, FBL Financial Group, Inc. Mr. Brannen serves as an officer and/or director of various affiliates of the foregoing.
Richard J. Kypta (56)	Executive Vice President and General Counsel	Since 2007	Executive Vice President and General Counsel, FBL Financial Group, Inc. Mr. Kypta serves as an officer and/or director of various affiliates of the foregoing. Past Senior Vice President and Chief Operating Officer, Aviva USA Corporation; Past Senior Vice President, General Counsel and Secretary, Aviva USA Corporation
John M. Paule (52)	Vice President	Since 2000	Executive Vice President, FBL Financial Group, Inc. Mr. Paule serves as an officer and/or director of various affiliates of the foregoing.
Charles T. Happel (47)	Vice President – Investments	Since 2008	Vice President – Investments, FBL Financial Group, Inc. Mr. Happel serves as an officer and/or director of various affiliates of the foregoing.
Kristi Rojohn (45)	Chief Compliance Officer, Investment Compliance Vice President and Secretary	Since 1990	Chief Compliance Officer, Investment Compliance Vice President and Secretary, EquiTrust Mutual Funds; Investment Compliance Vice President and Secretary, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing
Rob Ruisch (42)	Mutual Fund Accounting Director	Since 2005	Mutual Fund Accounting Director, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing
Jennifer Morgan (38)	Assistant Secretary	Since 2005	Assistant Secretary, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing
Lillie Peshel (34)	Assistant Secretary	Since 2008	Assistant Secretary, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing
Sara Tamisiea (26)	Assistant Secretary	Since 2006	Assistant Secretary, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing
Jodi Winslow (33)	Assistant Secretary	Since 2005	Assistant Secretary, EquiTrust Investment Management Services, Inc. and various affiliates of the foregoing

Name, Address and Age	Position(s) Held with Fund	Term of Office & Length of Time Served (1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Non-Interested Persons (2)
Erwin H. Johnson (66) 1841 March Avenue Charles City, Iowa 50616-9115	Director	Since 1989	Farmer; Owner and Manager, Center View Farms Co.; Farm Financial Planner, Iowa State University Cooperative Extension Service; Seed Sales, Syngenta	13	Director, First Security Bank and Trust Co. (Charles City, Iowa)
Kenneth Kay (66) 51606 590th Street Atlantic, Iowa 50022-8233	Director	Since 1996	President, K-Ranch Inc.	13	Director, First Whitney Bank & Trust (Atlantic, Iowa)
Steven W. Plate (52) c/o Plate, Baker & Co. 1003 Main Street Grinnell, Iowa 50112	Director	Since 2003	CPA/Owner, Plate, Baker & Co., P.C., Certified Public Accountants	13
James D. Wallace (54) 1111 Ashworth Road West Des Moines, Iowa 50265	Director	Since 2004	President and CEO, GuideOne Insurance and various subsidiaries	13	Director, GuideOne Insurance and various subsidiaries
Erlin J. Weness (64) 1620 Pinewood Drive Worthington, Minnesota 56187	Director	Since 2003	Owner and Operator, Weness Consulting; Extension Educator – Farm Management, University of Minnesota	13	Director, First State Bank Southwest (Worthington, Minnesota), First State Insurance Agency (Worthington, Minnesota), First Rushmore Bancorporation (Worthington, Minnesota), Pioneer Public Television and Community Wind South, LLP

1	Officers are elected annually by the Board of Directors and their terms continue until they are replaced or resign. Each director shall serve as a director until the next meeting of shareholders called for the purpose of conducting the election of such director or a successor to such director, and until a successor is elected and qualified, or until such director sooner dies, resigns or is removed.
2	All interested persons maintain the same business address of 5400 University Avenue, West Des Moines, Iowa 50266. Mr. Lang is an interested director of the Fund by virtue of the position with the Adviser, Distributor and/or affiliated person of the Adviser and Distributor.

The Statement of Additional Information (“SAI”) includes additional information about Fund directors and is available upon request without charge. To request a copy of the SAI, please call 1-877-860-2904 M-F 8:00 AM to 4:30 PM.

The officers and directors of the Fund also serve in similar capacities as officers and directors of EquiTrust Money Market Fund, Inc. and officers and trustees of EquiTrust Variable Insurance Series Fund. All, except one, of the Fund’s officers and interested directors are officers and directors of the Adviser and/or the Distributor or an affiliate thereof. Interested directors serve without any compensation from the Fund. Each of the directors not affiliated with the Adviser and/or the Distributor or an affiliate thereof will be compensated by the Fund. Each unaffiliated director will receive an annual retainer of $10,000 for serving on the boards of all EquiTrust Mutual Funds, and a fee of $1,500 plus expenses for each directors’ meeting of the EquiTrust Mutual Funds attended. A fee of $500 shall be paid for each committee meeting attended. The chairperson of a committee shall be paid $750 for each committee meeting attended. A fee of $250 shall be paid for each telephonic board meeting attended. For the fiscal year ended July 31, 2008, the Fund paid directors’ fees totaling $26,833.

INFORMATION ON PROXY VOTING

The Fund has delegated the authority to vote proxies related to the Fund’s portfolio securities to the Fund’s investment adviser, EquiTrust Investment. A description of the policies and procedures that the EquiTrust Investment uses in fulfilling this responsibility is available, without charge, upon request by calling 1-877-860-2904. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website at http://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30, 2008 is available without charge, by calling the toll-free number listed above or by accessing the SEC’s website.

FORM N-Q DISCLOSURE

The Fund files a complete schedule of portfolio holdings for its first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, by calling the Fund at 1-877-860-2904.

Item 2.	Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant at it principal executive office.

Item 3.	Audit Committee Financial Expert.

(a)	(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(2) The audit committee financial expert is James D. Wallace. Mr. Wallace is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: For the Fund’s fiscal years ended July 31, 2007 and July 31, 2008, the aggregate fees billed by the Fund’s principal accountant for the audit of the Fund’s financial statements were $14,400 and $15,000, respectively.

(b)	Audit-Related Fees: There were no audit-related expenses for the fiscal years ended July 31, 2007 or July 31, 2008.

(c)	Tax Fees: None.

(d)	All Other Fees: For the Fund’s fiscal years ended July 31, 2007 and July 31, 2008, the aggregate fees billed by the Fund’s principal accountant included fees related to the audits of EquiTrust Series Fund, Inc. and EquiTrust Variable Insurance Series Fund; as well as fees for services performed by the principal accountant for EquiTrust Investment Management Services, Inc. and EquiTrust Marketing Services, LLC, affiliates of the Fund that provide support for the operations of the Fund. The amounts of these fees are as follows:

Fiscal Year Ended:	July 31, 2007	July 31, 2008
Fees related to audits of EquiTrust Series Fund, Inc. and EquiTrust Variable Insurance Series Fund	$126,400	$127,700
Services performed for EquiTrust Marketing Services, LLC and EquiTrust Investment Management Services, Inc.	$43,800	$42,000

(e)	(1) On May 12, 2003, the Fund’s Audit Committee adopted the following pre-approval policies and procedures:

IV.	RESPONSIBILITIES AND DUTIES

To fulfill its responsibilities and duties the Audit Committee shall:

…

C.	Independent registered public accounting firm

…

2.	Pre-approve any engagement of the independent registered public accounting firm to provide any services to the Fund, including the fees and other compensation to be paid to the independent registered public accounting firm. Notwithstanding the above, the independent registered public accounting firm shall not perform any of the following non-audit services for the Fund (“prohibited non-audit services”):

a.	bookkeeping or other services related to the accounting records or financial statements of the Fund;

b.	financial information systems design and implementation;

c.	appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

d.	actuarial services;

e.	internal audit outsourcing services;

f.	management functions or human resources;

g.	broker or dealer, investment adviser, or investment banking services;

h.	legal services and expert services unrelated to the audit; and

i.	any other services that the Public Company Accounting Oversight Board determines are impermissible.

3.

Pre-approve any engagement of the independent registered public accounting firm, including the fees and other compensation to be paid to the independent registered public accounting firm, to provide any non-audit services to the Adviser (or any “control affiliate”[1] of the Adviser providing ongoing services to the Fund), if the engagement relates directly to the operations and financial reporting of the Fund.

•

The Chairman of the Audit Committee (or in his absence, any member of the Audit Committee) may grant the pre-approval referenced in Sections IV.C. 2 and 3 above for non-prohibited services for engagements of less than $5000. Each member of the Audit Committee shall be notified in writing of the pre-approval promptly following the granting of such approval. In addition, all

[1]	“Control affiliate” means any entity controlling, controlled by, or under common control with the Adviser.

such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

•	Pre-approval of non-audit services for the Fund pursuant to Section IV.C. 2 above is not required, if:

(a)	the aggregate amount of all non-audit services provided to the Fund is less than 5% of the total fees paid by the Fund to the independent registered public accounting firm during the fiscal year in which the non-audit services are provided;

(b)	the services were not recognized by Fund management at the time of the engagement as non-audit services; and

(c)	such services are promptly brought to the attention of the Audit Committee by Fund management and the Audit Committee approves them (which may be by delegation) prior to the completion of the audit.

•	Pre-approval of non-audit services for the Adviser (or any affiliate of the Adviser providing ongoing services to the Fund) pursuant to Section IV.C.3 above is not required, if:

(a)	the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the Fund, the Adviser and any “control affiliate” of the Adviser providing ongoing services to the Fund to the independent registered public accounting firm during the fiscal year in which the non-audit services are provided;

(b)	the services were not recognized by Fund management at the time of the engagement as non-audit services; and

(c)	such services are promptly brought to the attention of the Audit Committee by Fund management and the Audit Committee approves them (which may be by delegation) prior to the completion of the audit.

…

(e)	(2) Not applicable.

(f)	Not applicable.

(g)	Aggregate Non-Audit Fees: For the Fund’s fiscal year ended July 31, 2007, the aggregate non-audit fees billed by the Fund’s principal accountant for services rendered to the Fund, the Fund’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Fund were $5,000. The fees were billed for research and consultation services provided during the SEC examination. There were no non-audit fees for the fiscal year ended July 31, 2008.

(h)	The Audit Committee of the Board of Directors of the Fund has reviewed the statement of independence provided by Ernst & Young, the Fund’s principal accountant, considered whether the provision of non-audit services by the firm to the Fund’s investment adviser and any entity controlling, controlled by, or under common control with the adviser is compatible with such firm’s independence with respect to the Fund, and concluded that the non-audit services provided by Ernst & Young does not compromise that firm’s independence with regard to the Fund.

Item 5.	Audit Committee of Listed Registrant.

Not applicable.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

On November 18, 2004, the registrant adopted procedures by which shareholders may recommend nominees to the registrant’s board of directors. Those procedures specify that shareholders may recommend candidates for board positions by forwarding their correspondence by U.S. mail or courier service to the registrant’s secretary to the attention of the Chairman of the Nominating Committee. Suggestions for candidates for specific positions must be received by such date as established by the Nominating Committee.

Item 11. Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	See Item 2(a).

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Money Market Fund, Inc.

By:	/s/ Dennis M. Marker
Name: Dennis M. Marker
Title: Chief Executive Officer

Date: 10/01/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Name: Dennis M. Marker
Title: Chief Executive Officer

Date: 10/01/08

By:	/s/ James P. Brannen
Name: James P. Brannen
Title: Chief Financial Officer

Date: 10/02/08